Debt Securities in Issue - Parent	12 Months Ended
Dec. 31, 2023
Debt Securities In Issue [Line Items]
Debt Securities in Issue	26. DEBT SECURITIES IN ISSUE

		Group
	2023	2022
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	744	739
– Euro 30bn Euro Medium Term Note Programme	5,619	6,435
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	6,130	7,083
- US SEC-registered Debt Programme - Santander UK plc	1,031	1,276
Medium-term notes	13,524	15,533
Euro 35bn Global Covered Bond Programme	15,000	15,205
US $20bn Commercial Paper Programmes	2,761	1,851
Certificates of deposit	1,530	2,874
Credit linked notes	194	60
Securitisation programmes	2,769	897
	35,778	36,420
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group
Holdings plc has mainly been downstreamed to our operating company Santander UK plc.

Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt Securities in Issue	44.10. DEBT SECURITIES IN ISSUE
The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2021.

	2023	2022
	£m	£m
Medium-term notes:
– Euro 30bn Euro Medium Term Note Programme	1,123	2,387
– US SEC-registered Debt Programme – Santander UK Group Holdings plc	788	2,511
	1,911	4,898
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group
Holdings plc has predominantly been downstreamed to our operating company Santander UK plc.
Debt securities in issue did not include any amounts due from Santander UK group undertakings.